Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2022
2022 Acquisitions
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization		Other
	Life (in Years)	Octo	Acquisitions
Current assets		$119	$87
Property, plant and equipment/noncurrent assets		13	7
Intangible assets
Goodwill	N/A	826	1,062
Client relationships	7	370	204
Completed technology	4—7	30	90
Trademarks	2—3	15	10
Total assets acquired		$1,374	$1,460
Current liabilities		54	51
Noncurrent liabilities		57	22
Total liabilities assumed		$110	$73
Total purchase price		$1,263	$1,387

N/A–Not applicable

2021 Acquisitions
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization		Other
	Life (in Years)	Turbonomic	Acquisitions
Current assets		$115	$112
Property, plant and equipment/noncurrent assets		11	18
Intangible assets
Goodwill	N/A	1,390	1,073
Client relationships	4—10	309	196
Completed technology	4—7	117	206
Trademarks	1—6	15	31
Total assets acquired		$1,957	$1,636
Current liabilities		73	68
Noncurrent liabilities		55	56
Total liabilities assumed		$128	$124
Total purchase price		$1,829	$1,512

N/A–Not applicable

2020 Acquisitions
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets		$35
Property, plant and equipment/noncurrent assets		7
Intangible assets
Goodwill	N/A	575
Client relationships	5—7	84
Completed technology	2—7	73
Trademarks	1—7	11
Total assets acquired		$784
Current liabilities		19
Noncurrent liabilities		41
Total liabilities assumed		$61
Total purchase price		$723

N/A—Not applicable